Equity Awards and Warrants - Options, RSUs, PSUs (Details) shares in Thousands				1 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2023 shares	Aug. 31, 2022 shares	Jun. 01, 2021	Sep. 30, 2020 shares	Jan. 31, 2020 shares	Feb. 28, 2023 plan shares	Feb. 28, 2022 shares	May 31, 2022 plan $ / shares shares	May 31, 2021 shares	Aug. 30, 2022 shares	May 23, 2022 shares	Feb. 21, 2022 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized		1,350,000				1,350,000		1,350,000	1,350,000	1,000,000
Number of active plans | plan						1		1
Number of inactive plans | plan						1		1
Issuance of common stock upon vesting of stock based compensation awards, shares									200
Award vesting period						4 years
Stock option exercises (in shares)								500
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercised, exercise price | $ / shares								$ 1.06
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercised, exercise price | $ / shares								$ 0.63
Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vested, Shares						10,900
Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vested, Shares						1,100
Award vesting period						1 year
Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vested, Shares						400
Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted, Shares				3,350
Management, Employees And Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted, Shares								3,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted, Shares						12,400	11,300
Award vesting period								3 years
Stock Options | Management, Employees And Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period								3 years
Options term								10 years
Restricted Stock Units (RSUs) [Member] | Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock upon vesting of stock based compensation awards, shares								400
Stock units granted, shares				1,120
Award vesting period				3 years
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock upon vesting of stock based compensation awards, shares								400
Stock units granted, shares					11,700				4,350
Stock units forfeited									3,900
Performance Shares [Member] | Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted, shares				4,350
Award vesting period				3 years
2012 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance	34,300
Increase in number of shares authorized		350,000						350,000
Shares reallocated to be used for general purposes	22,000										7,000	15,000
Percentage of share outstanding	1.00%							1.00%
Annual increase in shares authorized, as a percent of outstanding shares			1.00%
Shares available for future stock-based grants	3,900							3,900	56,300
2012 Equity Incentive Plan | Management, Employees And Consultants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future stock-based grants		22,000						22,000